December 21, 2010

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock CoreAlpha Bond Fund of BlackRock Funds III
Post-Effective Amendment No. 99 to
Registration Statement on Form N-1A
(File Nos. 33-54126 and 811-07332)

Ladies and Gentlemen:

On behalf of BlackRock Funds III (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 99 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains an updated prospectus for shares of a series of the Trust, BlackRock CoreAlpha Bond Fund (the “Fund”), as well as an updated Statement of Additional Information relating to the Fund. A registration statement with respect to the Fund was filed on May 13, 2009. This amendment is being filed to reflect amendments to Form N-1A since the original filing, as well as to conform the format and style to other funds in the BlackRock complex.

In Investment Company Act Release No. 13768 (February 15, 1991) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of BlackRock Series, Inc. on behalf of BlackRock Small Cap Growth Fund II, which was filed on September 28, 2010 (the “Prior Filing”). While the Fund’s Prospectus and Part I of the Fund’s Statement of Additional Information are filed on a stand-alone basis, the disclosure therein is substantively identical to the Prior Filing with respect to the following matters:

Prospectus:

•	Account Information – Details About the Share Class
•	Account Information – How to Buy, Sell, Exchange and Transfer Shares
•	Account Information – Fund’s Rights
•	Account Information – Short-Term Trading Policy
•	Management of the Fund – Conflicts of Interest
•	Management of the Fund – Valuation of Fund Investments
•	Management of the Fund – Certain Fund Policies
•	For More Information

Statement of Additional Information—Part I:

•

Information on Trustees and Officers (updated to include the experiences, qualifications and skills of each Trustee that support the conclusion that each Trustee should serve or continue to service on the Board of Trustees of the Trust)

•	Computation of Offering Price
•	Portfolio Transactions and Brokerage
•	Additional Information

Part II of the Fund’s Statement of Additional Information is substantially identical to that contained in Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of BlackRock Municipal Bond Fund, Inc. (File Nos. 2-57354 and 811-02688), which was filed on October 28, 2010.

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to the undersigned at (212) 839-5583.

Very truly yours,
/s/ Ellen W. Harris
Ellen W. Harris

Enclosures

cc: Aaron Wasserman

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